Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Disclosure of reconciliation of noncontrolling interest [Table Text Block]
Total
Balance at December 31, 2021	$-
Sale of non-controlling interest	9,937
Net income (loss) attributable to NCI	(775)
Balance at December 31, 2022	$9,162

Disclosure of summarized balance sheet information related to noncontrolling interest [Table Text Block]
	December 31,	December 31,
	2022	2021
Current assets	$11,742	$-
Non-current assets	15,344	-
Total assets	$27,086	$-
Current liabilities	374	-
Total Liabilities	$374	$-